Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) number in Millions, $ in Millions	Jun. 30, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 25,845,021		$ 24,480,504
Notional contract amount of hedging instruments	400,153		315,513
Fair value of trading assets	$ 420,756		$ 419,555
Fair value of hedging assets	6,508		5,591
Gross total fair values of derivative assets	427,264		425,146
Fair value of derivative assets	272,595	[1]	284,159	[1]	$ 196,882
Fair value of trading liabilities	419,499		423,082
Fair value of hedging liabilities	4,730		3,667
Gross total fair values of derivative liabilities	424,229		426,749
Fair value of derivative liabilities	269,560	[1]	285,762	[1]	$ 191,064
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(154,669)		(140,987)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(154,669)		(140,987)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 9,257,418		$ 8,434,453
Notional contract amount of hedging instruments	55,396		38,924
Fair value of trading assets	$ 104,136		$ 122,206
Fair value of hedging assets	1,211		525
Gross total fair values of derivative assets	105,347		122,731
Fair value of trading liabilities	96,805		123,088
Fair value of hedging liabilities	184		166
Gross total fair values of derivative liabilities	96,989		123,254
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 15,641,544		$ 15,213,232
Notional contract amount of hedging instruments	344,757		276,589
Fair value of trading assets	$ 297,598		$ 285,449
Fair value of hedging assets	5,297		5,066
Gross total fair values of derivative assets	302,895		290,515
Fair value of trading liabilities	302,192		287,876
Fair value of hedging liabilities	4,546		3,501
Gross total fair values of derivative liabilities	306,738		291,377
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 697,994		$ 570,410
Notional contract amount of hedging instruments	0		0
Fair value of trading assets	$ 15,580		$ 9,325
Fair value of hedging assets	0		0
Gross total fair values of derivative assets	15,580		9,325
Fair value of trading liabilities	17,563		9,176
Fair value of hedging liabilities	0		0
Gross total fair values of derivative liabilities	17,563		9,176
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 162,699		$ 183,995
Notional contract amount of hedging instruments	0		0
Fair value of trading assets	$ 1,466		$ 1,091
Fair value of hedging assets	0		0
Gross total fair values of derivative assets	1,466		1,091
Fair value of trading liabilities	1,614		1,264
Fair value of hedging liabilities	0		0
Gross total fair values of derivative liabilities	1,614		1,264
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 85,366		$ 78,414
Notional contract amount of hedging instruments	0		0
Fair value of trading assets	$ 1,976		$ 1,484
Fair value of hedging assets	0		0
Gross total fair values of derivative assets	1,976		1,484
Fair value of trading liabilities	1,325		1,678
Fair value of hedging liabilities	0		0
Gross total fair values of derivative liabilities	$ 1,325		$ 1,678

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.